Note 8 - Other Liabilities - Schedule of Other Liabilities (Details) - CAD ($) $ in Thousands	Apr. 30, 2025	Oct. 31, 2024	Apr. 30, 2024
Statement Line Items [Line Items]
Accounts payable and other	$ 7,397	$ 10,752	$ 20,816
Current income tax liability	1,985	893	4,102
Deferred income tax liability	96	141	355
Derivative instruments (note 12)	381	0	0
Lease obligations	3,070	3,035	3,414
Cash collateral and amounts held in escrow	5,991	6,076	6,751
Cash reserves on receivable purchase program receivables	192,878	171,208	158,176
Other liabilities	$ 211,798	$ 192,105	$ 193,614